Statement of Cash Flows- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ 245,275	$ 151,325	$ 137,401
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for Loan and Lease Losses	408,941	575,720	1,011,880
Net (accretion of discounts) amortization of premiums and deferred fees	(37,899)	(113,046)	(254,879)
Losses (earnings) from investments under equity method	(73,478)	(33,769)	(23,582)
Deferred Income Tax Expense Benefit	(135,491)	5,862	(12,127)
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments Of Investment Securities	(1,707)	10,844	3,992
Equity Method Investment Realized Gain Loss On Disposal	0	(16,907)	0
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs	0	0	(616,186)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,387,910	1,143,029	721,398
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	(9,164)	(12,471)	(29,562)
Net (decrease) increase in other liabilities	1,848	(87,634)	(12,313)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	278,851	525,348	25,758
Net Cash Provided By Used In Operating Activities	524,126	676,673	163,159
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	290,594	(396,879)	119,741
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(764,042)
Held-to-maturity	(25,792)	(74,538)	(97,188)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,636,723	1,360,386	1,865,879
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	9,751	67,236	188,129
Proceeds from sale of investment securities available for sale	52,058	262,443	397,086
Capital Contribution Subsidiaries		0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	151,196	0	0
Proceeds From Sale Of Equity Method Investments	0	31,503	0
Proceeds from Divestiture of Businesses	0	0	642,322
Acquisition of premises and equipment	(54,899)	(50,043)	(66,855)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	19,841	14,939	14,460
Proceeds from sale of foreclosed assets	206,070	198,490	141,236
Net Cash Provided By Used In Investing Activities	236,642	899,193	4,077,134
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	(124,345)	(271,453)	(220,240)
Proceeds From Repayments Of Short Term Debt	340,000	(68,022)	356,896
Payments of notes payable	(214,898)	(2,769,477)	(4,260,578)
Proceeds From Notes Payable	106,923	432,568	111,101
Proceeds from issuance of common stock	9,402	7,690	153
Proceeds From Issuance Or Sale Of Equity	0	0	1,101,773
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital		0
Net Cash Provided By Used In Financing Activities	(856,687)	(1,492,957)	(4,465,250)
Cash And Cash Equivalents Period Increase Decrease	(95,919)	82,909	(224,957)
Cash and due from banks at beginning of period	535,282	452,373	677,330
Cash and due from banks at end of period	439,363	535,282	452,373
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	245,275	151,325	137,401
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	(274,766)	(189,502)	462,118
Provision for Loan and Lease Losses	404	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	29,058	25,042	21,282
Losses (earnings) from investments under equity method	(40,505)	(14,186)	(3,402)
Deferred Income Tax Expense Benefit	(14,109)	13,965	8,831
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments Of Investment Securities	0	0	0
Equity Method Investment Realized Gain Loss On Disposal	0	(5,493)	0
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs	0	0	(616,186)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	(1,259)	0	0
Increase Decrease In Other Operating Asset Holding Company Only	9,351	7,563	7,263
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	0	(3,467)	(528)
Net (decrease) increase in other liabilities	2,581	(84,434)	42,578
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(289,245)	(250,512)	(78,044)
Net Cash Provided By Used In Operating Activities	(43,970)	(99,187)	59,357
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	23,665	(42,237)	49
Payments To Acquire Investments Abstract
Available-for-sale	0	0	(35,000)
Held-to-maturity	0	(37,093)	(52,796)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	62,980	297,747
Proceeds from sale of investment securities available for sale	0	0	0
Capital Contribution Subsidiaries	(103,500)	0	(1,345,000)
Net Change In Advances To Subsidiaries And Affiliates	(36,400)	226,546	(366,394)
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	150,194	0	0
Proceeds From Loan Originations And Principal Collections Excluding Proceeds Collections From Subsidiaries And Affiliates	138	(131)	(56)
Proceeds From Sale Of Equity Method Investments	0	(10,690)	0
Proceeds from Divestiture of Businesses	0	0	617,976
Acquisition of premises and equipment	(691)	(594)	(890)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	73	135	183
Proceeds from sale of foreclosed assets	0	0	74
Net Cash Provided By Used In Investing Activities	33,479	198,916	(884,107)
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	0	0	0
Proceeds From Repayments Of Short Term Debt	0	0	(24,225)
Payments of notes payable	0	(100,000)	(250,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	9,402	7,690	153
Proceeds From Issuance Or Sale Of Equity	0	0	1,100,155
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital	0	1,514	0
Net Cash Provided By Used In Financing Activities	5,229	(95,002)	825,214
Cash And Cash Equivalents Period Increase Decrease	(5,262)	4,727	464
Cash and due from banks at beginning of period	6,365	1,638	1,174
Cash and due from banks at end of period	$ 1,103	$ 6,365	$ 1,638